3. Related Party Transactions (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Common stock issued for settlement of related party accounts payable, value	$ 0	$ 340,163
Proceeds from issuance of stock	0	440,850
Share-based compensation	22,800,000	78,234,785
Stock issued for services, value		1,417,972
Promissory note issued	0	35,000
Proceeds from issuance of promissory note	$ 560,000	$ 70,000
Director
Common stock issued for cash, shares		250,000
Proceeds from issuance of stock		$ 25,000
Affiliate
Stock issued for services, shares issued		2,000,000
Stock issued for services, value		$ 680,000
Promissory note issued		35,000
Proceeds from issuance of promissory note		$ 35,000
Stock issued for consideration of note, shares issued		215,000
Stock issued for consideration of note, value		$ 32,039
Stock issued for renewal of promissory note, shares issued		100,000
Stock issued for renewal of promissory note, value		$ 17,260
Stock issued for prior obligation
Common stock issued for settlement of related party accounts payable, shares		7,500,000
Common stock issued for settlement of related party accounts payable, value		$ 340,163
Services contributed
Contributed capital, salary forgiveness		388,988
Cancellation of Restricted Stock Award | Two former officers
Share-based compensation		9,975,000
Cancellation of Restricted Stock Award | Chief Executive Officer
Share-based compensation		47,500,000
Employment agreement | Pressey
Share-based compensation		$ 10,262,819